Goodwill, net - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Oct. 31, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Jun. 30, 2021	Dec. 31, 2020 CNY (¥)	Oct. 30, 2020 CNY (¥)
Goodwill, net
Goodwill		¥ 454	$ 66	¥ 454		¥ 31,188	¥ 31,188
Yuancui
Goodwill, net
Equity interest acquired (as a percent)	51.00%				70.00%		51.00%
Total consideration	¥ 30,000
Goodwill	¥ 31,188
Tuqiang
Goodwill, net
Equity interest acquired (as a percent)				78.00%
Goodwill				¥ 454